Costs - Average number of employees (Details) - NUMBER	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries
Costs
Average number of employees	31,596	31,995	31,848
Subsidiaries | Senior Managers
Costs
Average number of employees	902	933	944
Subsidiaries | Junior Managers
Costs
Average number of employees	9,315	9,257	9,157
Subsidiaries | Employees
Costs
Average number of employees	15,965	16,086	15,810
Subsidiaries | Workers
Costs
Average number of employees	5,414	5,719	5,937
Joint operations
Costs
Average number of employees	825	822	817
Joint operations | Senior Managers
Costs
Average number of employees	18	19	19
Joint operations | Junior Managers
Costs
Average number of employees	89	90	84
Joint operations | Employees
Costs
Average number of employees	452	431	420
Joint operations | Workers
Costs
Average number of employees	266	282	294